Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Treasury Shares

	USD	Quantity	Share value (USD)	Net income of uses
At the beggining of the year	26.5	4,385,218	6.0	—
Used for stock options plan (i)	(0.8)	(93,280)	8.6	0.4

At December 31, 2020	25.7	4,291,938	6.0	0.4

(i)	The beneficiaries of the shares used in the share-based compensation plan include the Statutory Board of Directors, Executive Directors and certain employees. Refer to Note 29.